Share-based Payment Reserves (Details Textual) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 09, 2015	Jul. 31, 2007	Jun. 30, 2018	Jun. 30, 2017
Stock Issued During Period Shares Restricted Stock Award Gross	3,692,220
Sharebased Compensation Arrangement By Sharebased Payment Award Restricted Vested Number Of Shares			10,153,605
Sharebased Compensation Arrangement By Share based PaymentAward Restricted UnVested Number Of Shares			923,055
Weighted Average Fair Value Of Restricted Shares Granted			$ 0.51
Description Of Fair Value Restricted Shares Granted			The fair value of restricted shares granted during the year was Nil (2017: Nil). The assumptions input into the model to determine the fair value were: (i) vesting term of equal installments of 36 months, (ii) risk free rate assumed with reference to US Treasury Bonds Rates and Bloomberg Fair Value Market Curves as of the Valuation Date, and (iii) the volatility estimated based on the historical volatility of the Company. The fair value is being amortized in profit and loss over a thirty-six month vesting period.
Amortisation expense			$ 1.9	$ 1.9
Board of Directors [member]
Sharebased Compensation Arrangement by Sharebased Payment Award Number of Ordinary Shares Available for Grant	16,614,990
Directors and Executive Officers [member]
Sharebased Compensation Arrangement by Sharebased Payment Award Number of Restricted Shares Available for Grant			11,076,660
2007 Share Incentive Plan [Member]
Increase (decrease) in number of ordinary shares issued		15,000,000
Description of vesting requirements for share-based payment arrangement		Under the Plan, options granted generally vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service. Certain options granted vest 50% after the first year of service and 50% after the second year of service. Certain options granted vest 33.4% after first year of service and 33.3% each after the second and the third year of service. Options may be granted for a term not exceeding 10 years from the date of grant.
DescriptionOfAccountingVestingRequirementsForSharebasedPaymentArrangement		For accounting purposes, 60% of these options granted are vested after the first year of service, 20% after the second year of service and 20% after the third year of service.